UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414	Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-236-9160

Date of fiscal year end:	06/30

Date of reporting period:	12/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BRUCE FUND, INC.

REPORT TO SHAREHOLDERS

Semi-Annual Report

December 31, 2009

BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

BRUCE FUND, INC.

Management’s Discussion and Analysis

The Bruce Fund (the “Fund”) shares produced a total return of 12.74% for the six months ended December 31, 2009, compared to a total return of 22.57% for the S&P 500 Index for the same period. Stock markets rebounded sharply in the period and the Fund’s portfolio lagged the broader averages. The Government bonds and large cash position weighed on the Fund’s performance as well as a few convertible bond investments which declined precipitously. Many of the Fund’s current investments are in smaller more speculative companies, where bankruptcy is a distinct possibility, especially in uncertain times. The Fund’s recent purchases of straight corporate bonds as well as the common stocks in the portfolio added to the Fund’s performance in the period.

While we’ve had a robust recovery in the financial markets, we believe that the recovery in the economy will be fragile and prone to disappointment. Likewise the financial markets will be more volatile and dangerous. We feel inflationary pressures will be subdued and asset deflation is a risk. Thus a more cautious investment posture, as evidenced by our Treasury positions and cash, is still warranted.

Management continues to screen investment opportunities for their long-term capital appreciation potential versus the risks that investment might present. Areas of recent interest have been various bonds selling at discounts to par value and offering a reasonable yield. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 ® Indexis a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The chart above assumes an initial investment of $10,000 made on December 31, 1999 and held through December 31, 2009. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bruce Fund, and to obtain performance data current to the most recent month end, please call 1-800-872-7823. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

FUND HOLDINGS– (Unaudited)

1As a percent of net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES- (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2009) and held for the entire period (through December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bruce Fund	Beginning Account Value July 1, 2009	Ending Account Value December 31, 2009	Expenses Paid During Period* July 1 – December 31, 2009
Actual	$1,000.00	$1,127.35	$4.91
Hypothetical**	$1,000.00	$1,020.59	$4.66

* Expenses are equal to the Fund’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

COMMON STOCKS - (37.82%)
No. of Shares		Issue	Cost	Market Value
Automotive/Transportation (2.93%)
122,500	(a)	AMERCO	$ 7,194,045	$ 6,090,700

Biological Products (0.01%)
107,410	(a)	Advanced Life Sciences Holdings, Inc.	111,209	18,270

Business Services (0.42%)
130,000	(a)	Internet Capital Group, Inc.	1,016,211	864,500

Chemicals (1.30%)
620,270	(a)	Omega Protein Corp.	3,248,609	2,704,377

Consumer Products (5.53%)
1,663,656	(a)	Alanco Technologies, Inc.	3,609,525	565,643
313,900	(a)	American Italian Pasta Co. - Class A	1,302,443	10,920,581
			4,911,968	11,486,224

Electric Services (2.37%)
294,849	(a)	Calpine Corp.	3,720,342	3,243,339
20,000		Integrys Energy Group, Inc.	463,954	839,800
50,000		Pepco Holdings, Inc.	554,830	842,500
			4,739,126	4,925,639

Energy/Energy Services (4.27%)
80,000	(a)	Arena Resources, Inc.	709,600	3,450,400
238,500	(a)	ATP Oil & Gas Corp.	9,589,070	4,359,780
156,919	(a)	Double Eagle Petroleum Co.	3,182,328	677,890
80,000	(a)	Hercules Offshore, Inc.	2,461,778	382,400
			15,942,776	8,870,470

Guided Missiles & Space Vehicles & Parts (1.03%)
1,120,073	(a)	Astrotech Corp.	3,626,082	2,139,339

Health Services (5.86%)
597,347		America Service Group, Inc.	6,866,334	9,479,897
693,194	(a)	EDAP TMS S.A. (ADR)	5,286,680	1,920,147
182,300	(a)	Health Grades, Inc.	156,028	782,067
			12,309,042	12,182,111

Manufacturing (5.16%)
1,581,500		AirBoss of America Corp. (Canadian)	5,441,625	8,296,549
300,000		Titan International, Inc.	2,539,767	2,433,000
			7,981,392	10,729,549

Mineral Exploration (2.82%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	250,040
280,000		Kinross Gold Corp.	2,749,745	5,152,000
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	458,321
			7,250,615	5,860,361

Pharmaceutical/Drug Delivery (3.35%)
631,746	(a)	Durect Corp.	2,244,259	1,560,413
130,000	(a)	Elan Corp., plc (ADR)	851,573	847,600
50,000		Merck & Co., Inc.	2,130,679	1,827,000
150,000		Pfizer, Inc.	3,890,679	2,728,500
			9,117,190	6,963,513

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
December 31, 2009
(Unaudited)

COMMON STOCKS - (37.82%) - continued
No. of Shares		Issue	Cost	Market Value
	Property-Casualty Insurance (2.77%)
50,000		Allstate Corp./The	$ 1,386,090	$ 1,502,000
211,502	(a)	GAINSCO, Inc.	5,685,629	1,861,218
45,000		RLI Corp.	2,225,358	2,396,250
			9,297,077	5,759,468

		Total Common Stocks	86,745,342	78,594,521

CONVERTIBLE PREFERRED/PREFERRED STOCKS (1.65%)

	Convertible Preferred Stocks (0.73)
10,000		AES Trust III 6.75%	331,030	466,250
10,000	(c)	ATP Oil & Gas Preferred, 8.00%	943,730	1,051,250
			1,274,760	1,517,500

	Preferred Stocks (0.92%)
80,000		AMERCO Series A, 8.50%	1,491,145	1,916,000

		Total Convertible Preferred/Preferred Stocks	2,765,905	3,433,500

BONDS - (50.35%)
Principal		Issue
	U.S. Government (14.31%)
$ 30,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	11,794,062	12,207,750
30,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	11,865,413	11,668,020
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	6,057,894	5,863,040
			29,717,369	29,738,810

	Municipal (0.01%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	166,972	13,300

	Corporate (15.26%)
4,000,000		Constellation Energy Group 7.60% due 4-1-2032	3,507,454	4,355,804
6,000,000		Energy XXI Gulf Coast, Inc. 10.00% due 6-15-2013	3,135,061	5,580,000
1,500,000	(c)	Land O' Lakes Capital Trust I 7.45% due 3-15-2028	967,172	1,327,500
3,000,000		McMoRan Exploration Co. 11.875% due 11-15-2014	2,313,560	3,090,000
5,000,000		Mirant Americas Gen, 9.125% due 05-01-2031	3,705,789	4,525,000
1,000,000		ONEOK, Inc. 6.00% due 6-15-2035	738,406	936,256
2,000,000	(c)	W & T Offshore, Inc. 8.25% due 6-15-2014	1,464,589	1,910,000
2,000,000		Whiting Petroleum Corp., 7.00%, due 2-01-2014	1,433,842	2,017,500
7,300,000	(c)	XM Satellite Radio, Inc. 13.00% due 8-1-2013	2,900,450	7,966,125
			20,166,323	31,708,185

	Corporate Convertibles (20.77%)
10,179,000		Antigenics, Inc. 5.25% due 2-1-2025	6,090,334	3,613,545
9,462,116	(b)(e)	Atherogenics, Inc. 4.50% due 3-1-2011	6,067,827	946
4,389,000	(c)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,936,815	2,605,969
2,250,000		C&D Technologies, Inc. 5.25% due 11-1-2025	2,178,457	1,335,937
3,755,000	(e)	C&D Technologies, Inc. 5.50% due 11-15-2026	2,508,773	2,628,500
1,000,000		Cell Genesys, Inc. 3.125% due 11-1-2011	893,636	565,000
1,550,000	(e)	Cell Genesys, Inc. 3.125% due 5-1-2013	1,392,396	744,000
2,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	2,312,924	2,178,125
5,250,000	(c)(e)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,930,071	4,252,500
14,887,000	(b)	deCODE Genetics, Inc. 3.50% due 4-15-2011	8,638,613	893,220
2,000,000	(c)(e)	EDAP TMS S.A. 9.00% due 10-30-2012	2,000,000	1,800,000
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,350,792	5,469,750
3,000,000		Flotek Industries, Inc. 5.25% due 2-15-2028	796,991	1,620,000
1,000,000		Human Genome Sciences, Inc. 2.25% due 10-15-2011	952,284	2,036,250
2,150,000		Incyte Corp. 3.50% due 2-15-2011	2,033,910	2,168,812
3,000,000	(c)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,770,658	3,060,000
1,060,000		Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	1,052,264	1,081,200
5,900,000		Mankind Corp. 3.75% due 12-15-2013	3,558,730	4,093,125
2,700,000	(b)(e)	Midway Games, Inc. 6.00% due 9-30-2025	2,532,792	381,375
1,762,892	(b)(e)	Oscient Pharmaceuticals 12.50% due 1-15-2011	3,125,655	88,145
7,000,000	(b)(c)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,785,890	840,000
1,920,000	(b)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	1,002,023	230,400
2,000,000		ViroPharma, Inc. 2.00% due 3-15-2017	1,575,453	1,462,500
			73,487,288	43,149,299

		Total Bonds	123,537,952	104,609,594

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
December 31, 2009
(Unaudited)

WARRANTS - (0.07%)
No. of Shares		Issue	Cost	Market Value
5,160	(a)	Charter Communications, Inc., expires 11-30-2014	$ 20,640	$ 25,800
168,000	(a)(e)	EDAP, Inc., expires 10-30-2013	-	126,000
468,000	(a)(e)	Vion Pharmaceuticals, Inc., expires 2-15-2010	-	-
		Total Warrants	20,640	151,800

RIGHTS - (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000

MONEY MARKET - (9.82%)

20,398,964	(d)	Fidelity Institutional Money Market Treasury Only - Class I, 0.01%	20,398,964	20,398,964
		Total Money Market	20,398,964	20,398,964

		Total Investments (99.72%)	$ 233,468,803	$ 207,208,379

		Other assets less liabilities (0.28%)		583,092

		TOTAL NET ASSETS (100.00%)		$ 207,791,471

(a) Non-cash income producing security.
(b) In default.
(c) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(d)Variable rate securities; the money market rate shown represents the rate at December 31, 2009.
(e)This security is currently valued according to the fair value procedures approved by the Board of Directors.
(f) This security has no expiration date, it will convert to common stock at a future date.

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statement of Assets and Liabilities
December 31, 2009
(Unaudited)

Assets
Investments in securities, at market value (cost $233,468,803)	$ 207,208,379
Interest receivable	1,465,610
Receivable for Fund shares sold	192,343
Dividends receivable	53,500
Other receivable	665
Prepaid expenses	9,921
Total Assets	208,930,418

Liabilities
Payable for investments purchased	832,627
Payable for Fund shares redeemed	103,663
Accrued advisory fees	103,633
Other accrued expenses	99,024
Total Liabilities	1,138,947

Net Assets	$ 207,791,471

Net Assets consist of:
Capital stock (670,970 shares of $1 par value
capital stock issued and outstanding: 2,000,000
shares authorized)	$ 670,970
Paid in capital	250,610,631
Accumulated undistributed net investment income	1,591,883
Accumulated net realized (loss) on investments	(18,821,590)
Net unrealized depreciation on investments	(26,260,423)

Net Assets	$ 207,791,471

Shares outstanding (2,000,000 shares authorized)	670,970

Net asset value, offering and redemption price per share	$ 309.69

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statement of Operations
For the six months ended December 31, 2009
(Unaudited)

Investment Income
Interest income	$ 5,126,536
Dividend income (Net of foreign withholding taxes of $8,020)	351,805
Total Income	5,478,341

Expenses
Investment adviser fee	603,395
Transfer agent expense	115,221
Administration expense	86,495
Report printing expense	45,148
Fund accounting expense	30,704
Postage expense	16,671
Audit expense	15,366
Registration expense	12,435
Custodian expense	11,777
Insurance expense	1,148
Miscellaneous expense	87
Total Expenses	938,447
Net Investment Income	4,539,894

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(11,437,775)
Change in unrealized appreciation (depreciation)
on investment securities	30,508,406
Net realized and unrealized gain (loss) on investment securities	19,070,631
Net increase (decrease) in net assets resulting from operations	$ 23,610,525
*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Statements of Changes in Net Assets

	For the six
	months ended	Fiscal
	December 31, 2009	Year ended
	(Unaudited)	June 30, 2009
Operations
Net investment income	$ 4,539,894	$ 9,424,460
Net realized gain (loss) on investment securities	(11,437,775)	(7,634,111)
Change in unrealized appreciation (depreciation) on investment securities	30,508,406	(30,745,268)
Net increase (decrease) in net assets resulting from operations	23,610,525	(28,954,919)

Distributions
From net investment income	(7,993,838)	(7,692,453)
From net realized gain	-	(2,723,394)
Total distributions	(7,993,838)	(10,415,847)

Capital Share Transactions
Proceeds from shares sold	8,955,928	21,557,009
Reinvestment of distributions	7,403,222	9,776,442
Amount paid for shares redeemed	(9,895,625)	(40,374,120)
Net increase (decrease) in net assets resulting
from capital share transactions	6,463,525	(9,040,669)

Total Increase (Decrease) in Net Assets	22,080,212	(48,411,435)

Net Assets
Beginning of year	185,711,259	234,122,694

End of year	$ 207,791,471	$ 185,711,259

Accumulated undistributed net investment income
included in net assets at end of year	$ 1,591,883	$ 5,045,827

Capital Share Transactions
Shares sold	28,512	83,301
Shares issued in reinvestment of distributions	24,067	39,963
Shares redeemed	(31,646)	(157,362)

Net increase (decrease) from capital share transactions	20,933	(34,098)

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.
Financial Highlights
Selected data for each share of capital stock outstanding through each year is presented below

	Six months ended
	December 31, 2009		Fiscal year ended June 30,
	(Unaudited)		2009	2008	2007	2006	2005

Selected Per Share Data
Net asset value, beginning of year	$ 285.69		$ 342.22	$ 424.14	$ 408.85	$ 350.35	$ 283.34

Income from investment operations:
Net investment income	6.98	[1]	14.44	18.48	12.86	8.14	5.67	[1]
Net realized and unrealized gain (loss)	29.35		(55.37)	(73.12)	25.57	60.55	73.01
Total from investment operations	36.33		(40.93)	(54.64)	38.43	68.69	78.68

Less Distributions to Shareholders:
From net investment income	(12.33)		(11.52)	(21.45)	(10.17)	(5.41)	(5.19)
From net realized gain	-		(4.08)	(5.83)	(12.97)	(4.78)	(6.48)
Total distributions	(12.33)		(15.60)	(27.28)	(23.14)	(10.19)	(11.67)

Net asset value, end of year	$ 309.69		$ 285.69	$ 342.22	$ 424.14	$ 408.85	$ 350.35

Total Return[2]	12.74%	[3]	-11.20%	-13.04%	9.66%	19.98%	27.80%

Ratios and Supplemental Data
Net assets, end of year ($ millions)	$ 207.79		$ 185.71	$ 234.12	$ 380.88	$ 225.59	$ 81.54
Ratio of expenses to average net assets	0.92%	[4]	0.93%	0.82%	0.78%	0.94%	1.03%

Ratio of net investment income to average net assets	4.43%	[4]	5.29%	4.22%	3.72%	2.89%	1.73%
Portfolio turnover rate	9.95%		15.61%	20.80%	14.69%	29.02%	10.05%
.
[1] Figures are based on average daily shares outstanding during the year.
[2] Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
[3] Not annualized
[4] Annualized

*See accompanying notes which are an integral part of these financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

NOTE A - ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund’s only business during the past five years has been as an investment company. The name of the Fund was changed to Bruce Fund, Inc., in October 1983. The Fund is an open end, diversified, management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note C.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended November 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Subsequent events - In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through March 1, 2010, the date the financial statements were issued.

NOTE C. SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

December 31, 2009 (Unaudited)

NOTE C. SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including convertible preferred stocks, preferred stocks, U.S. government securities, municipal bonds, corporate bonds, corporate convertible bonds, warrants, and rights are valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s assets as of December 31, 2009:

Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks *	$ 78,594,521	$ -	$ -	$ 78,594,521

Convertible Preferred Securities	-	2,382,250	-	2,382,250

Restricted Convertible Preferred Securities	-	1,051,250	-	1,051,250
U.S. Government Bonds	-	29,738,810	-	29,738,810

Municipal Bonds	-	13,300	-	13,300

Corporate Bonds	-	20,504,560	3,842,966	24,347,526

Restricted Corporate Bonds	-	11,203,625	6,052,500	17,256,125

Corporate Convertible Bonds	-	26,747,864	-	26,747,864

Restricted Corporate Convertible Bonds	-	6,505,969	-	6,505,969

Warrants	-	25,800	126,000	151,800

Rights	-	-	20,000	20,000

Money Market	20,398,964	-	-	20,398,964

Total	$ 98,993,485	$ 98,173,428	$ 10,041,466	$ 207,208,379
*Refer to the Schedule of Investments for industry classifications.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS - continued

December 31, 2009 (Unaudited)

NOTE C. SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2009	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Balance as of December 31, 2009

Convertible Corporate Bonds	$ 8,970,785	$ 136,600	$ (3,286,533)	$ 1,392,325	$ (3,476,559)	$ 3,736,618

Restricted Convertible Corporate Bonds	5,865,000	-	293,848	-	-	6,158,848

Warrants	46,680	-	84,000	-	(4,680)	126,000

Rights	20,000	-	-	-	-	20,000

Total	$ 14,902,465	$ 136,600	$ (2,908,685)	$ 1,392,325	$ (3,481,239)	$ 10,041,466

The total change in unrealized appreciation (depreciation) included in the Statement of Changes in Net Assets attributable to Level 3 investments still held at December 31, 2009 was $ (4,860,999).

Recent Accounting Pronouncements - In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, "The FASB Accounting Standards Codification TM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No 162" ("SFAS 168"). SFAS 168 replaces SFAS No.162, "The Hierarchy of Generally Accepted Accounting Principles" and establishes the "FASB Accounting Standards Codification TM" ("Codification") as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund evaluated this new statement, and has determined that it will not have a significant impact on the determination or reporting of the Fund's financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS - continued

December 31, 2009 (Unaudited)

NOTE D - PURCHASES AND SALES OF SECURITIES

For the six months ended December 31, 2009, purchases and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Purchases	Sales
U.S. Government Obligations	$ -	$ -
Other	18,104,762	18,193,518

At December 31, 2009, the net unrealized depreciation on investments for tax purposes was as follows:

Gross Appreciation	$ 37,705,385
Gross (Depreciation)	(63,965,808)

Net Depreciation on Investments	$ (26,260,423)

At December 31, 2009, the aggregate cost of securities for federal income tax purposes was $233,468,803.

NOTE E - RELATED PARTIES

Bruce and Co., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000.

At December 31, 2009, Robert B. Bruce was the beneficial owner of 16,357 Fund shares, R. Jeffrey Bruce was the beneficial owner of 5,310 Fund shares, Robert DeBartolo was the beneficial owner of 171 Fund shares, and W. Martin Johnson was the beneficial owner of 4 Fund shares. Robert B. Bruce, Robert DeBartolo, and W. Martin Johnson are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS - continued

December 31, 2009 (Unaudited)

NOTE F - DIVIDEND DISTRIBUTION

On December 21, 2009, the Fund paid a dividend from net investment income of $12.3318 per share or $7,993,838 for shareholders of record on December 18, 2009.

The tax character of distributions paid during fiscal years 2009 and 2008 was as follows:

	2009	2008
Distributions paid from:
Ordinary Income	$ 7,692,453	$ 16,226,177
Short-Term Capital Gain	-	596,127
Long-Term Capital Gain	2,723,394	3,818,574
	$ 10,415,847	$ 20,640,878

At June 30, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$ 5,083,803
Accumulated Undistributed Realized Gain	(1,832,182)
Unrealized Depreciation	(62,570,758)
$ (59,319,137)

At June 30, 2009, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the deferral of post-October losses in the amount of $5,801,929.

NOTE G - CAPITAL LOSS CARRYFORWARD

At June 30, 2009, the Fund has available for federal tax purposes an unused capital loss carryforward of $1,832,182 which is available for offset against future taxable net capital gains. This loss carryforward expires on June 30, 2017.To the extent these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

NOTE H - RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placements. At December 31, 2009, the aggregate market value of such securities amounted to $23,762,094 or 11.44% of the Fund’s net assets. 75% of the restricted securities are valued using quoted market prices. The other 25% are valued according to fair value procedures approved by the Board of Directors. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Approval of Management Agreement (Unaudited)

The Board approved and renewed the Investment Advisory Agreement at a meeting held on November 20, 2009 using the following as their basis as transcribed from the minutes and reviewed at the meeting:

“Directors Johnson and DeBartolo each confirmed that he continued to be independent of Fund management. In reviewing the Investment Advisory Contract, the Chairman reported that commissions paid had declined, the expense ratio had risen slightly, there had been no expense reimbursement in 2009, and the advisory fees had declined. The Fee and Performance Comparisons (exhibit) were reviewed. Each independent director expressed his view that the advisory fees were reasonable; each voted to extend the advisory contract for 2010.”

1. Operating expenses, Economies of scale:

	Net Expenses		Advisory Fees	Net Assets	Expense
				at 6-30 (mill)	Ratio
2009	1,654,646		$1,070,229	185.7	0.93
2008	2,441,399		$1,666,530	234.1	0.82
2007	2,421,692		$1,661,248	380.8	0.78
2006	1,379,879		$908,087	225.5	0.94
2005	458,563		$342,177	81.5	1.03
2004	100,897		$85,923	14.8	1.17
2003	57,402		$40,913	5.4	1.41
2002	53,566		$36,497	3.7	1.46

2. Commissions paid:
		2009	$54,326
		2008	$382,782
		2007	$328,242
		2006	$286,395	no soft dollar arrangements
		2005	$253,039
		2004	$13,685
		2003	$9,600

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

BRUCE FUND

OFFICERS AND

DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Transfer Agent

Unified Fund Services, Inc.

Indianapolis, Indiana

Counsel

Thomas P. Ward

Lake Forest, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. Not Applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Companies. Not Applicable

Item 6. Schedule of Investments.  Not Applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not Applicable

Applies to closed-end funds only.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable –

Applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable – Applies to closed-end funds only.

Item 10. Submission of Matters to a Vote of Security Holders. Not Applicable

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – File with Annual Report

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	2/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	2/23/10

By	/s/ R. Jeffery Bruce

R. Jeffery Bruce, Principal Accounting Officer

Date	2/23/10